Segment information (Tables)	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Summary of Information on Reportable Segments

Information on reportable segment for the year ended March 31, 2019 is as follows:

	IT Services								IT Products	ISRE	Reconciling Items	Total
	BFSI	Health BU	CBU	ENU	TECH	MFG	COMM	Total
Revenue	175,262	75,081	89,313	72,830	76,591	46,496	32,680	568,253	12,312	8,544	(49)	589,060
Other operating income	—	—	—	—	—	—	—	4,344	—	—	—	4,344
Segment Result	33,831	8,638	16,828	7,081	15,916	8,327	4,396	95,017	(1,047)	(1,829)	283	92,424
Unallocated								3,142	—		—	3,142

Segment Result Total								102,503	(1,047)	(1,829)	283	99,910
Finance expense												(7,375)
Finance and other income												22,923
Share of profit/ (loss) of associates accounted for using the equity method												(43)

Profit before tax												115,415
Income tax expense												(25,242)

Profit for the year												90,173

Depreciation, amortization and impairment												19,474

Information on reportable segment for the year ended March 31, 2020 is as follows:

	IT Services								IT Products	ISRE	Reconciling Items	Total
	BFSI	Health BU	CBU	ENU	TECH	MFG	COMM	Total
Revenue	184,457	78,240	97,008	76,443	75,895	48,158	33,840	594,041	11,010	8,400	(50)	613,401
Other operating income	—	—	—	—	—	—	—	1,144	—	—	—	1,144
Segment Result	34,132	12,027	16,729	12,176	14,312	9,252	5,336	103,964	(282)	(1,822)	149	102,009
Unallocated								2,577	—	—	—	2,577

Segment Result Total								107,685	(282)	(1,822)	149	105,730
Finance expense												(7,328)
Finance and other income												24,081
Share of profit/ (loss) of associates accounted for using the equity method												29

Profit before tax												122,512
Income tax expense												(24,799)

Profit for the year												97,713

Depreciation, amortization and impairment												20,862

Summary of Revenues from Geographic Segments Based on Domicile of Custo
The Company has four geographic segments: India, Americas, Europe, and Rest of the world. Revenues from the geographic segments based on domicile of the customer are as follows:

	Year ended March 31,
	2018		2019		2020
India	₹	43,099	₹	30,999	₹	30,158
Americas *		283,515		325,432		352,319
Europe		138,597		147,074		144,876
Rest of the world		81,148		85,555		86,048

	₹	546,359	₹	589,060	₹	613,401

*	Substantially related to operations in the United States of America.